Securities Act of 1933 File No. 33-20957
                                Investment Company Act of 1940 File No. 811-5451

                               USLICO SERIES FUND
                               THE STOCK PORTFOLIO
                           THE MONEY MARKET PORTFOLIO
                               THE BOND PORTFOLIO
                         THE ASSET ALLOCATION PORTFOLIO

                        SUPPLEMENT DATED FEBRUARY 5, 2003
             TO THE USLICO SERIES FUND PROSPECTUS DATED MAY 1, 2002



     Effective  immediately,   the  third  paragraph  in  the  section  entitled
"Management of the Portfolios - Portfolio Managers" on page 18 and 19 of the prospectus is amended to read:

The Bond Portfolio and the fixed income component of The Asset Allocation Portfolio are managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE